UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2018
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%††

	Shares	Value

CONSUMER DISCRETIONARY — 8.3%
Denny’s *	95,885	$1,395,127
Lithia Motors, Cl A	18,296	1,629,259
Nexstar Media Group, Cl A	12,752	949,386
Oxford Industries	19,367	1,784,088
Six Flags Entertainment	14,548	944,892

		6,702,752

CONSUMER STAPLES — 7.6%
Calavo Growers	19,604	1,813,370
Hostess Brands, Cl A *	134,447	1,883,602
MGP Ingredients	8,923	732,311
Spectrum Brands Holdings	19,301	1,686,326

		6,115,609

ENERGY — 6.1%
Apergy *	10,800	442,800
Callon Petroleum *	152,743	1,643,515
Enerplus	126,914	1,657,497
Resolute Energy *	3,720	114,353
TPG Pace Energy *	69,557	855,551
Viper Energy Partners	6,337	202,657

		4,916,373

FINANCIALS — 28.7%
BGC Partners, Cl A	187,406	2,012,740
Columbia Banking System	66,534	2,723,237
EZCORP, Cl A *	158,608	1,816,062
FB Financial	41,542	1,768,028
First Merchants	57,056	2,693,043
Health Insurance Innovations, Cl A *	14,254	473,945
Heritage Financial	37,620	1,318,581
Lakeland Bancorp	90,432	1,754,381
MB Financial	48,245	2,337,470
Pacific Premier Bancorp *	56,999	2,108,963
PacWest Bancorp	23,419	1,176,102
South State	23,447	1,962,514
United Bankshares	27,531	1,017,270

		23,162,336

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2018
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 2.4%
Ligand Pharmaceuticals *	8,887	$1,940,299

INDUSTRIALS — 18.0%
BWX Technologies, Cl W	20,114	1,322,696
CBIZ*	112,305	2,470,710
Genesee & Wyoming, Cl A *	35,440	3,047,840
InnerWorkings *	119,941	1,062,677
Kaman	22,634	1,498,824
KAR Auction Services	51,791	3,078,975
Teledyne Technologies *	9,273	2,034,682

		14,516,404

INFORMATION TECHNOLOGY — 11.6%
ACI Worldwide *	110,196	2,847,465
CTS	32,804	1,144,860
InterDigital	11,876	979,176
Itron *	13,482	825,098
j2 Global	14,929	1,266,576
PDF Solutions *	10,224	107,352
Silicon Motion Technology ADR	41,445	2,211,920

		9,382,447

MATERIALS — 6.1%
Orion Engineered Carbons	45,655	1,497,484
Silgan Holdings	73,227	2,014,475
Valvoline	64,558	1,458,365

		4,970,324

REAL ESTATE — 6.6%
Community Healthcare Trust ‡	47,969	1,439,070
Howard Hughes *	11,786	1,597,592
Medical Properties Trust ‡	161,633	2,329,132

		5,365,794

TOTAL COMMON STOCK (Cost $70,429,801)		77,072,338

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2018
(UNAUDITED)

SHORT-TERM INVESTMENT(A) — 4.7%

	Shares	Value

SEI Daily Income Trust Government Fund, Cl F, 1.690% (Cost $3,745,264)	3,745,264	$3,745,264

TOTAL INVESTMENTS— 100.1% (Cost $74,175,065)		$80,817,602

Percentages are based on Net Assets of $80,774,178.
*	Non-income producing security.
‡	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The reporting rate is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018